NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.8%
	EQUITY FUNDS- 88.8%
5,208	First Trust Dow Jones Internet Index Fund(a)(e)				$ 1,259,815
7,553	iShares Core S&P 500 ETF				3,326,341
30,057	iShares MSCI EAFE Growth ETF(e)				3,281,623
48,494	iShares MSCI USA Quality Factor ETF(e)				6,661,136
29,069	iShares U.S. Broker-Dealers & Securities Exchanges(e)				3,000,502
148,822	SPDR Portfolio S&P 500 Growth ETF(e)				9,728,495
18,380	Vanguard Communication Services ETF				2,659,219
22,033	Vanguard Real Estate ETF(e)				2,341,888
					32,259,018

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,341,502)				32,259,018

Shares
	SHORT-TERM INVESTMENTS — 10.3%
	MONEY MARKET FUNDS - 10.3%
801,580	Dreyfus Money Market Fund, Service Shares, 0.01%(b)				801,580
2,951,620	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(b)				2,951,620
	TOTAL MONEY MARKET FUNDS (Cost $3,753,200)				3,753,200

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,753,200)				3,753,200

Contracts(c)
	INDEX OPTIONS PURCHASED(a) - 1.4%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.4%
86	S&P 500 Index	September-21	$ 4,310.00	$ 37,066,000	$ 508,690
	TOTAL PUT OPTIONS PURCHASED (Cost - $545,006)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $545,006)				508,690

Contracts(c)
	EQUITY OPTIONS PURCHASED(a) - 0.4%
	CALL OPTIONS PURCHASED - 0.4%
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	August-21	$ 29.50	$ 2,950,000	$ 130,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $208,226)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $208,226)				130,000

Shares					Fair Value
3,534,286	COLLATERAL FOR SECURITIES LOANED — 9.7% Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% (b)(d) TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,534,286)				$ 3,534,286

TOTAL INVESTMENTS - 110.6% (Cost $39,382,220)
	CALL OPTIONS WRITTEN - (0.7)% (Proceeds - $265,313)				$ 40,185,194
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $335,204)				(235,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (9.1)%				(304,870)
	NET ASSETS - 100.0%				(3,311,894)
$ 36,333,430
Contracts(c)
WRITTEN EQUITY OPTIONS(a) - (0.7)%
	CALL OPTIONS WRITTEN- (0.7)%	Expiration Date	Exercise Price	Notional Value
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $265,313)	August-21	$ 28.00	$ 2,800,000	$ 235,000

TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $265,313)
$ 235,000
Contracts(c)
WRITTEN INDEX OPTIONS(a) - (0.8)%
PUT OPTIONS WRITTEN - (0.8)%
86	S&P 500 Index
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $335,204)	September-21	$ 4,160.00	$ 35,776,000	$ 304,870

TOTAL INDEX OPTIONS WRITTEN (Proceeds - $335,204)
$ 304,870

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note

-

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of July 31, 2021.
(c) (d) (e)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $2,395,188.

All or a portion of the security is on loan. Total loaned securities had a value of $5,803,412 at July 31, 2021.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 23.2%
	FIXED INCOME - 23.2%
14,931,187	iShares iBoxx High Yield Corporate Bond ETF(e)				$1,311,555,466
4,994,488	SPDR Bloomberg Barclays High Yield Bond ETF(e)				548,244,948
					1,859,800,414

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,824,867,967)				1,859,800,414

	OPEN-END FUNDS — 2.9%
	FIXED DEBT FUNDS - 2.3%
8,968,617	Eaton Vance Income Fund of Boston, Institutional Class				50,493,313
5,595,323	JPMorgan High Yield Fund, Class I				40,901,808
5,486,332	Lord Abbett High Yield Fund, Class I				41,750,984
5,033,337	Navigator Ultra Short Bond Fund, Class I(h)				50,585,038
					183,731,143
	MIXED ALLOCATION FUND- 0.6%
5,000,000	Navigator Tactical US Allocation Fund, Class I(h)				51,786,500

	TOTAL OPEN-END FUNDS (Cost $226,548,979)				235,517,643

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	AGENCY BONDS — 0.1%
	GOVERNMENT SPONSORED — 0.1%
10,000,000	Federal Farm Credit Banks Funding Corporation(c)	ICE LIBOR USD 1 Month + 0.020%	0.1091	09/17/21	10,000,710

	TOTAL AGENCY BONDS (Cost $9,999,499)				10,000,710

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 48.5%
	AEROSPACE & DEFENSE — 0.5%
10,000,000	Boeing Company		2.3000	08/01/21	10,000,000
23,000,000	Boeing Company		1.1670	02/04/23	23,079,014
4,468,000	Boeing Company		4.5080	05/01/23	4,749,176
2,000,000	Boeing Company		1.4330	02/04/24	2,005,223
1,000,000	Northrop Grumman Corporation		3.2500	08/01/23	1,056,849
					40,890,262
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET MANAGEMENT — 1.5%
22,000,000	Charles Schwab Corporation		0.7500	03/18/24	$ 22,172,397
1,900,000	Eaton Vance Corporation		3.6250	06/15/23	2,007,699
3,086,000	Golub Capital BDC, Inc.		3.3750	04/15/24	3,243,052
20,738,000	TD Ameritrade Holding Corporation(c)	ICE LIBOR USD 3 Month + 0.430%	0.6056	11/01/21	20,753,174
2,000,000	TD Ameritrade Holding Corporation		2.9500	04/01/22	2,026,963
67,473,000	UBS Group A.G. (b)		2.6500	02/01/22	68,265,586
					118,468,871
	AUTOMOTIVE — 4.8%
30,000,000	American Honda Finance Corporation(c)	ICE LIBOR USD 3 Month + 0.120%	0.2543	01/21/22	30,021,691
10,000,000	American Honda Finance Corporation		0.3500	04/20/23	10,010,178
4,000,000	American Honda Finance Corporation		0.8750	07/07/23	4,041,497
9,750,000	BMW US Capital, LLC(b),(c)	ICE LIBOR USD 3 Month + 0.500%	0.6603	08/13/21	9,752,066
57,785,000	Daimler Finance North America, LLC(b),(c)	ICE LIBOR USD 3 Month + 0.900%	1.0559	02/15/22	58,054,501
2,900,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	3,117,312
12,476,000	Ford Motor Credit Company, LLC(c)	ICE LIBOR USD 3 Month + 3.140%	3.2780	01/07/22	12,579,160
8,672,000	General Motors Company(b),(c)	ICE LIBOR USD 3 Month + 0.900%	1.0280	09/10/21	8,677,766
2,542,000	General Motors Company		5.4000	10/02/23	2,789,406
3,400,000	General Motors Financial Company, Inc.		3.5500	07/08/22	3,498,530
8,210,000	General Motors Financial Company, Inc.(c)	US0003M + 1.310%	1.4573	06/30/22	8,286,195
6,480,000	General Motors Financial Company, Inc.		5.2000	03/20/23	6,952,502
4,800,000	Harley-Davidson Financial Services, Inc.(b)		4.0500	02/04/22	4,888,899
15,000,000	Hyundai Capital America(b)		0.8750	06/14/24	14,978,333
800,000	Mclaren Finance plc(b)		7.5000	08/01/26	814,200
5,500,000	Nissan Motor Acceptance Corporation(b)		1.9000	09/14/21	5,510,842
619,000	Toyota Motor Corporation		2.1570	07/02/22	630,177
2,000,000	Toyota Motor Corporation		0.6810	03/25/24	2,008,838
40,000,000	Toyota Motor Credit Corporation(c)	ICE LIBOR USD 3 Month + 0.125%	0.2852	08/13/21	40,002,767
50,000,000	Toyota Motor Credit Corporation(c)	ICE LIBOR USD 3 Month + 0.290%	0.4280	10/07/21	50,024,819
29,828,000	Toyota Motor Credit Corporation(c)	ICE LIBOR USD 3 Month + 0.150%	0.3041	02/14/22	29,851,070
550,000	Toyota Motor Credit Corporation		0.4500	07/22/22	551,391
673,000	Toyota Motor Credit Corporation Series B		2.9000	03/30/23	702,377
2,000,000	Toyota Motor Credit Corporation		0.5000	08/14/23	2,008,832
700,000	Toyota Motor Credit Corporation		0.4500	01/11/24	700,012
5,000,000	Toyota Motor Credit Corporation		0.5000	06/18/24	4,988,521
19,600,000	Volkswagen Group of America Finance, LLC(b),(c)	ICE LIBOR USD 3 Month + 0.860%	0.9938	09/24/21	19,624,253
16,143,000	Volkswagen Group of America Finance, LLC Series(b)		2.5000	09/24/21	16,193,834
31,670,000	Volkswagen Group of America Finance, LLC(b)		4.0000	11/12/21	31,998,776
					383,258,745
	BANKING — 13.1%
3,150,000	Australia & New Zealand Banking Group Ltd.		2.6250	05/19/22	3,212,982
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
75,000,000	Bank of America Corporation		2.5030	10/21/22	$ 75,371,612
39,200,000	Bank of America Corporation(c)	US0003M + 1.160%	3.1240	01/20/23	39,700,169
35,000,000	Bank of America Corporation(c)	US0003M + 1.021%	2.8810	04/24/23	35,640,556
4,000,000	Bank of America Corporation(c)	US0003M + 0.790%	3.0040	12/20/23	4,142,019
2,670,000	Bank of America Corporation(c)	US0003M + 0.970%	3.4580	03/15/25	2,851,648
5,000,000	Bank of America Corporation(c)	SOFRRATE + 0.690%	0.9760	04/22/25	5,029,350
20,000,000	Bank of Montreal(c)	ICE LIBOR USD 3 Month + 0.400%	0.5280	09/10/21	20,009,439
2,000,000	Bank of Montreal		2.9000	03/26/22	2,036,288
2,800,000	Bank of Nova Scotia		2.0000	11/15/22	2,863,323
1,041,000	Bank of Nova Scotia		1.9500	02/01/23	1,067,797
2,000,000	Bank of Nova Scotia		1.6250	05/01/23	2,047,238
5,000,000	Bank of Nova Scotia		0.7000	04/15/24	5,014,782
1,027,000	Barclays Bank plc		1.7000	05/12/22	1,037,757
5,938,000	Barclays plc(c)	US0003M + 1.625%	1.7440	01/10/23	5,975,381
34,215,000	Barclays plc		3.6840	01/10/23	34,704,639
11,350,000	Barclays plc(c)	US0003M + 1.400%	4.6100	02/15/23	11,603,306
2,000,000	Barclays plc(c)	US0003M + 1.356%	4.3380	05/16/24	2,128,187
45,019,000	BBVA USA		2.8750	06/29/22	46,019,917
15,000,000	Canadian Imperial Bank of Commerce		0.4500	06/22/23	15,014,423
10,994,000	Citigroup, Inc.(c)	ICE LIBOR USD 3 Month + 1.190%	1.3656	08/02/21	10,994,000
25,100,000	Citigroup, Inc.(c)	ICE LIBOR USD 3 Month + 0.960%	1.0852	04/25/22	25,248,064
1,750,000	Citigroup, Inc.(c)	US0003M + 0.950%	2.8760	07/24/23	1,791,851
3,000,000	Citigroup, Inc.(c)	SOFRRATE + 0.686%	0.7760	10/30/24	3,013,352
3,630,000	Citigroup, Inc.(c)	SOFRRATE + 0.669%	0.9810	05/01/25	3,650,546
17,340,000	Citizens Bank NA(c)	ICE LIBOR USD 3 Month + 0.720%	0.8741	02/14/22	17,394,907
30,562,000	Citizens Bank NA		3.2500	02/14/22	30,977,204
35,102,000	Citizens Bank NA		2.6500	05/26/22	35,729,007
2,000,000	Cooperatieve Rabobank UA		2.7500	01/10/23	2,073,722
4,700,000	Cooperatieve Rabobank UA		4.6250	12/01/23	5,128,101
2,000,000	Cooperatieve Rabobank UA		0.3750	01/12/24	1,999,295
45,000,000	Credit Suisse A.G.		2.1000	11/12/21	45,245,043
35,000,000	Credit Suisse A.G. (c)	United States SOFR Secured Overnight Financing Rate + 0.450%	0.4789	02/04/22	35,054,539
600,000	Credit Suisse A.G.		0.4950	02/02/24	598,837
600,000	Credit Suisse Group Funding Guernsey Ltd.		3.8000	09/15/22	623,195
20,373,000	Deutsche Bank A.G.		4.2500	10/14/21	20,528,191
2,580,000	Deutsche Bank A.G.(c)	US0003M + 1.190%	1.3459	11/16/22	2,599,309
2,200,000	Deutsche Bank A.G.		0.8980	05/28/24	2,198,807
2,000,000	HSBC Holdings plc(c)	US0003M + 1.055%	3.2620	03/13/23	2,035,836
800,000	HSBC Holdings plc		4.2500	03/14/24	865,107
500,000	Huntington National Bank		3.1250	04/01/22	508,471
2,000,000	JPMorgan Chase & Company(c)	US0003M + 0.935%	2.7760	04/25/23	2,036,006
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,400,000	JPMorgan Chase & Company		3.3750	05/01/23	$ 1,470,034
8,518,000	JPMorgan Chase & Company(c)	US0003M + 1.230%	1.3552	10/24/23	8,635,888
3,700,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.580%	0.6970	03/16/24	3,716,069
4,450,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.455%	1.5140	06/01/24	4,538,085
1,420,000	JPMorgan Chase & Company(c)	US0003M + 0.890%	3.7970	07/23/24	1,511,118
1,100,000	JPMorgan Chase & Company(c)	United States SOFR Secured Overnight Financing Rate + 0.600%	0.6530	09/16/24	1,103,708
2,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.420%	0.5630	02/16/25	1,993,709
1,880,000	JPMorgan Chase & Company(c)	US0003M + 1.155%	3.2200	03/01/25	1,995,757
1,300,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.540%	0.8240	06/01/25	1,301,606
2,511,000	KeyBank NA(c)	SOFRRATE + 0.320%	0.4330	06/14/24	2,514,649
4,400,000	Lloyds Banking Group plc		4.0500	08/16/23	4,708,729
25,000,000	Macquarie Bank Ltd.(b),(c)	ICE LIBOR USD 3 Month + 0.450%	0.6254	08/06/21	25,001,268
7,000,000	Mitsubishi UFJ Financial Group, Inc.		2.6650	07/25/22	7,167,311
6,600,000	Mitsubishi UFJ Financial Group, Inc.		3.4070	03/07/24	7,074,139
2,000,000	Mitsubishi UFJ Financial Group, Inc.(c)	H15T1Y + 0.680%	0.8480	09/15/24	2,010,207
900,000	Mizuho Financial Group, Inc. (c)	US0003M + 0.840%	2.7210	07/16/23	920,834
2,000,000	Mizuho Financial Group, Inc.(c)	US0003M + 0.610%	0.8490	09/08/24	2,012,751
25,000,000	MUFG Union Bank NA		3.1500	04/01/22	25,435,069
18,000,000	National Australia Bank Ltd.(b),(c)	US0003M + 0.890%	1.0090	01/10/22	18,069,629
25,000,000	Natwest Group plc	US0003M + 1.480%	3.4980	05/15/23	25,591,413
7,160,000	Natwest Group plc		3.8750	09/12/23	7,639,995
600,000	Natwest Group plc		6.0000	12/19/23	671,356
1,684,000	PNC Bank NA		2.9500	01/30/23	1,745,515
2,000,000	PNC Financial Services Group, Inc.		3.5000	01/23/24	2,145,627
3,705,000	Royal Bank of Canada		0.5000	10/26/23	3,715,110
2,000,000	Royal Bank of Canada		0.4250	01/19/24	2,001,929
4,880,000	Santander UK Group Holdings plc		3.5710	01/10/23	4,947,842
43,585,000	Societe Generale S.A. (b)		3.2500	01/12/22	44,142,260
38,000,000	Standard Chartered plc(b),(c)	US0003M + 1.200%	1.3280	09/10/22	38,040,894
42,458,000	Sumitomo Mitsui Financial Group, Inc.		2.4420	10/19/21	42,664,517
600,000	Sumitomo Mitsui Financial Group, Inc.		2.7840	07/12/22	614,330
1,442,000	Sumitomo Mitsui Financial Group, Inc.		2.7780	10/18/22	1,485,786
600,000	Sumitomo Mitsui Financial Group, Inc.		3.7480	07/19/23	639,142
2,000,000	Sumitomo Mitsui Financial Group, Inc.		0.5080	01/12/24	1,999,127
11,738,000	Synchrony Bank		3.0000	06/15/22	11,981,580
2,000,000	Toronto-Dominion Bank		0.2500	01/06/23	2,000,333
1,780,000	Truist Bank		2.8000	05/17/22	1,813,543
4,000,000	Truist Financial Corporation		3.0500	06/20/22	4,090,540
1,000,000	US Bancorp		3.0000	03/15/22	1,015,250
2,000,000	US Bancorp		3.3750	02/05/24	2,142,345
75,000,000	US Bank NA(c)	ICE LIBOR USD 3 Month + 0.180%	0.3143	01/21/22	75,064,001
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
5,000,000	Wells Fargo & Company		3.4500	02/13/23	$ 5,235,522
2,000,000	Wells Fargo & Company		3.7500	01/24/24	2,151,211
56,600,000	Wells Fargo Bank NA(c)	US0003M + 0.650%	2.0820	09/09/22	56,707,462
1,700,000	Wells Fargo Bank NA		3.5500	08/14/23	1,808,434
2,000,000	Westpac Banking Corporation		2.7500	01/11/23	2,072,286
19,686,000	Zions Bancorp NA		3.3500	03/04/22	19,987,693
					1,051,059,806
	BEVERAGES — 0.5%
12,429,000	Heineken N.V. (b)		3.4000	04/01/22	12,681,981
5,233,000	Keurig Dr Pepper, Inc.		0.7500	03/15/24	5,241,228
18,831,000	Molson Coors Beverage Company		3.5000	05/01/22	19,279,334
2,000,000	PepsiCo, Inc.		0.4000	10/07/23	2,004,897
					39,207,440
	BIOTECH & PHARMA — 2.2%
38,911,000	AbbVie, Inc.(c)	ICE LIBOR USD 3 Month + 0.460%	0.6096	11/19/21	38,958,780
32,399,000	AbbVie, Inc.		2.1500	11/19/21	32,591,678
2,000,000	AbbVie, Inc.		3.4500	03/15/22	2,028,500
27,165,000	AbbVie, Inc.(c)	US0003M + 0.650%	0.7993	11/21/22	27,345,285
818,000	AbbVie, Inc.		2.3000	11/21/22	838,505
2,600,000	AbbVie, Inc.		3.7500	11/14/23	2,785,641
2,300,000	AbbVie, Inc.		3.8500	06/15/24	2,492,971
500,000	Amgen, Inc.		3.6250	05/15/22	508,814
60,000,000	AstraZeneca plc		0.3000	05/26/23	60,044,269
4,000,000	Bristol-Myers Squibb Company		0.5370	11/13/23	4,004,261
1,480,000	GlaxoSmithKline Capital plc		2.8750	06/01/22	1,509,988
2,000,000	GlaxoSmithKline Capital plc		0.5340	10/01/23	2,006,097
2,000,000	Jazz Securities DAC(b)		4.3750	01/15/29	2,085,220
1,470,000	Royalty Pharma plc(b)		0.7500	09/02/23	1,476,002
500,000	Takeda Pharmaceutical Company Ltd.		4.4000	11/26/23	542,200
					179,218,211
	CABLE & SATELLITE — 0.1%
1,200,000	Cequel Communications Holdings I, LLC(b)		7.5000	04/01/28	1,268,436
1,385,000	Charter Communications Operating, LLC		4.4640	07/23/22	1,429,735
1,233,000	Comcast Corporation		3.7000	04/15/24	1,336,598
2,910,000	Sirius XM Radio, Inc.(b)		3.8750	08/01/22	2,910,000
					6,944,769
	CHEMICALS — 0.5%
2,177,000	DuPont de Nemours, Inc.		4.2050	11/15/23	2,349,928
25,674,000	Eastman Chemical Company		3.5000	12/01/21	25,946,242
4,545,000	LYB International Finance BV		4.0000	07/15/23	4,853,152
7,708,000	Mosaic Company		3.7500	11/15/21	7,716,737
					40,866,059
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL SUPPORT SERVICES — 0.1%
4,000,000	APX Group, Inc.		7.6250	09/01/23	$ 4,106,940

	CONSTRUCTION MATERIALS — 0.1%
10,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	10,021,710

	DIVERSIFIED INDUSTRIALS — 0.2%
15,400,000	Honeywell International, Inc.		0.4830	08/19/22	15,402,277

	E-COMMERCE DISCRETIONARY — 0.8%
26,490,000	Amazon.com, Inc.		0.2500	05/12/23	26,488,126
2,343,000	Amazon.com, Inc.		0.4500	05/12/24	2,343,735
35,575,000	eBay, Inc.(c)	US0003M + 0.870%	1.0555	01/30/23	35,952,042
					64,783,903
	ELECTRIC UTILITIES — 2.0%
18,250,000	Duke Energy Corporation		1.8000	09/01/21	18,250,000
1,473,000	Exelon Generation Company, LLC		3.4000	03/15/22	1,497,020
13,218,000	NextEra Energy Capital Holdings, Inc.(c)	ICE LIBOR USD 3 Month + 0.550%	0.6850	08/28/21	13,222,986
20,240,000	NextEra Energy Capital Holdings, Inc.(c)	US0003M + 0.720%	0.8670	02/25/22	20,311,402
49,000,000	NextEra Energy Capital Holdings, Inc.(c)	US0003M + 0.270%	0.4201	02/22/23	49,006,898
2,000,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	2,007,733
700,000	Pacific Gas and Electric Company		1.7500	06/16/22	699,180
2,800,000	Pacific Gas and Electric Company		1.3670	03/10/23	2,798,657
4,191,000	Pacific Gas and Electric Company		4.2500	08/01/23	4,427,105
1,500,000	Public Service Company of Colorado		2.2500	09/15/22	1,518,919
14,892,000	Public Service Enterprise Group, Inc.		2.0000	11/15/21	14,945,634
31,265,000	Southern California Edison Company(c)	ICE LIBOR USD 3 Month + 0.270%	0.3985	12/03/21	31,275,156
2,000,000	Southern Company		0.6000	02/26/24	2,006,252
					161,966,942
	ELECTRICAL EQUIPMENT — 0.4%
25,000,000	Siemens Financieringsmaatschappij N.V. (b)		0.4000	03/11/23	25,065,911
10,000,000	Siemens Financieringsmaatschappij N.V. (b)		0.6500	03/11/24	10,039,594
					35,105,505
	ENTERTAINMENT CONTENT — 0.2%
1,000,000	Discovery Communications, LLC		2.9500	03/20/23	1,038,244
5,040,000	TWDC Enterprises 18 Corporation(c)	ICE LIBOR USD 3 Month + 0.390%	0.5240	03/04/22	5,052,262
11,001,000	TWDC Enterprises 18 Corporation		2.4500	03/04/22	11,146,048
					17,236,554
	FOOD — 1.1%
5,700,000	Conagra Brands, Inc.		3.2500	09/15/22	5,877,237
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
36,863,000	Danone S.A. (b)		2.0770	11/02/21	$ 36,975,383
710,000	Hormel Foods Corporation		0.6500	06/03/24	712,421
8,860,000	Kraft Heinz Foods Company		3.5000	06/06/22	9,080,907
24,377,000	Mondelez International Holdings Netherlands BV(b)		2.0000	10/28/21	24,443,546
8,889,000	Smithfield Foods, Inc. (b)		3.3500	02/01/22	8,984,779
					86,074,273
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%
2,420,000	Georgia-Pacific, LLC		8.0000	01/15/24	2,856,861

	GAS & WATER UTILITIES — 0.1%
2,700,000	Atmos Energy Corporation		0.6250	03/09/23	2,700,757
3,325,000	ONE Gas, Inc.		0.8500	03/11/23	3,326,075
					6,026,832
	HEALTH CARE FACILITIES & SERVICES — 1.4%
30,000,000	AmerisourceBergen Corporation		0.7370	03/15/23	30,059,021
1,700,000	Anthem, Inc.		0.4500	03/15/23	1,702,567
4,143,000	Cardinal Health, Inc.(c)		2.6160	06/15/22	4,217,854
12,778,000	Cardinal Health, Inc.(c)	US0003M + 0.770%	0.8889	06/15/22	12,855,638
9,340,000	Cigna Corporation(c)	ICE LIBOR USD 3 Month + 0.890%	1.0161	07/15/23	9,462,794
2,500,000	Cigna Corporation		3.7500	07/15/23	2,656,294
2,000,000	Cigna Corporation		0.6130	03/15/24	2,001,119
2,000,000	CVS Health Corporation		3.7000	03/09/23	2,101,864
12,942,000	Humana, Inc.		3.1500	12/01/22	13,330,135
20,000,000	Humana, Inc.		0.6500	08/03/23	20,004,810
6,055,000	Laboratory Corp of America Holdings		3.2500	09/01/24	6,484,462
2,000,000	UnitedHealth Group, Inc.		2.8750	03/15/22	2,019,972
4,830,000	UnitedHealth Group, Inc.		3.3500	07/15/22	4,973,488
					111,870,018
	HOME CONSTRUCTION — 0.1%
10,000,000	Toll Brothers Finance Corporation		5.8750	02/15/22	10,152,800

	INDUSTRIAL SUPPORT SERVICES — 0.2%
20,000,000	Triton Container International Ltd. (b)		0.8000	08/01/23	19,999,605

	INSTITUTIONAL FINANCIAL SERVICES — 3.9%
2,000,000	Bank of New York Mellon Corporation		2.9500	01/29/23	2,077,759
7,400,000	Bank of New York Mellon Corporation		0.5000	04/26/24	7,409,098
2,000,000	Bank of New York Mellon Corporation		1.6000	04/24/25	2,059,523
2,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	2,117,233
100,000,000	Goldman Sachs Group, Inc.(c)	US0003M + 0.780%	0.9080	10/31/22	100,162,274
3,283,000	Goldman Sachs Group, Inc.		3.6250	01/22/23	3,443,043
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
52,000,000	Goldman Sachs Group, Inc.		0.4810	01/27/23	$ 52,032,590
1,900,000	Goldman Sachs Group, Inc.		0.5230	03/08/23	1,901,748
7,000,000	Goldman Sachs Group, Inc. (c)	SOFRRATE + 0.572%	0.6730	03/08/24	7,015,868
48,662,000	Morgan Stanley		2.6250	11/17/21	49,013,185
9,878,000	Morgan Stanley		2.7500	05/19/22	10,079,179
35,000,000	Morgan Stanley(c)	United States SOFR Secured Overnight Financing Rate + 0.700%	0.7500	01/20/23	35,098,843
2,025,000	Morgan Stanley		3.1250	01/23/23	2,106,939
4,000,000	Morgan Stanley(c)	SOFRRATE + 0.455%	0.5290	01/25/24	4,002,179
1,785,000	Morgan Stanley(c)	SOFRRATE + 0.616%	0.7310	04/05/24	1,791,427
720,000	Morgan Stanley		3.8750	04/29/24	783,091
4,040,000	Morgan Stanley(c)	SOFRRATE + 0.509%	0.7910	01/22/25	4,048,189
25,000,000	Nasdaq, Inc.		0.4450	12/21/22	25,013,504
					310,155,672
	INSURANCE — 3.1%
700,000	Allstate Corporation		3.1500	06/15/23	737,111
2,000,000	American International Group, Inc.		4.1250	02/15/24	2,176,227
3,200,000	AmWINS Group, Inc. (b)		4.8750	06/30/29	3,268,000
500,000	Aon plc		4.0000	11/27/23	536,101
17,000,000	Brighthouse Financial Global Funding(b)		0.6000	06/28/23	17,030,562
20,000,000	Equitable Financial Life Global Funding(b)		0.5000	04/06/23	20,055,036
25,000,000	MassMutual Global Funding II(b),(c)	ICE LIBOR USD 3 Month + 0.150%	0.2880	01/07/22	25,016,118
33,609,000	Met Tower Global Funding(b)		0.5500	07/13/22	33,681,907
25,000,000	Met Tower Global Funding(b),(c)	United States SOFR Secured Overnight Financing Rate + 0.550%	0.6000	01/17/23	25,165,446
14,500,000	Metropolitan Life Global Funding I(b),(c)	United States SOFR Secured Overnight Financing Rate + 0.570%	0.6200	01/13/23	14,599,387
40,000,000	New York Life Global Funding(b),(c)	ICE LIBOR USD 3 Month + 0.280%	0.4142	01/21/22	40,065,906
62,000,000	Northwestern Mutual Global Funding(b)		0.6000	03/25/24	62,198,013
1,850,000	W R Berkley Corporation		4.6250	03/15/22	1,897,915
					246,427,729
	INTERNET MEDIA & SERVICES — 0.1%
9,328,000	Netflix, Inc.		5.5000	02/15/22	9,584,520

	LEISURE FACILITIES & SERVICES — 1.2%
6,960,000	Marriott International, Inc.		3.1250	10/15/21	6,963,522
18,993,000	McDonald's Corporation		2.6250	01/15/22	19,200,959
71,650,000	McDonald's Corporation(c)	ICE LIBOR USD 3 Month + 0.430%	0.5616	10/28/21	71,724,811
					97,889,292
	MACHINERY — 0.5%
10,000,000	Caterpillar Financial Services Corporation(c)	ICE LIBOR USD 3 Month + 0.200%	0.3675	11/12/21	10,006,232
20,000,000	Caterpillar Financial Services Corporation(c)	ICE LIBOR USD 3 Month + 0.220%	0.3579	01/06/22	20,019,186
4,360,000	Caterpillar Financial Services Corporation		0.2500	03/01/23	4,362,136
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
2,028,000	Caterpillar Financial Services Corporation		0.4500	05/17/24	$ 2,033,006
700,000	CNH Industrial Capital, LLC		4.3750	04/05/22	717,988
800,000	John Deere Capital Corporation		1.2000	04/06/23	813,494
2,000,000	John Deere Capital Corporation		0.7000	07/05/23	2,016,423
2,364,000	John Deere Capital Corporation		0.4000	10/10/23	2,370,867
					42,339,332
	MEDICAL EQUIPMENT & DEVICES — 0.4%
32,000,000	Illumina, Inc.		0.5500	03/23/23	32,063,070

	OIL & GAS PRODUCERS — 1.1%
2,000,000	BP Capital Markets America, Inc.		2.9370	04/06/23	2,085,602
2,270,000	BP Capital Markets America, Inc.		3.7900	02/06/24	2,448,630
2,000,000	Chevron Corporation		2.4110	03/03/22	2,018,825
20,835,000	Chevron USA, Inc.(c)	ICE LIBOR USD 3 Month + 0.110%	0.2775	08/12/22	20,866,615
600,000	Chevron USA, Inc.		0.3330	08/12/22	601,271
1,500,000	Diamondback Energy, Inc.		0.9000	03/24/23	1,500,279
2,000,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	2,094,912
2,000,000	Enterprise Products Operating, LLC		3.5000	02/01/22	2,032,221
9,440,000	Exxon Mobil Corporation		1.5710	04/15/23	9,645,071
609,000	Exxon Mobil Corporation		3.1760	03/15/24	649,452
1,625,000	Kinder Morgan Energy Partners, L.P.		3.9500	09/01/22	1,674,138
16,930,000	Pioneer Natural Resources Company		0.5500	05/15/23	16,955,594
2,000,000	Shell International Finance BV		0.3750	09/15/23	2,000,797
3,764,000	TransCanada PipeLines Ltd.		2.5000	08/01/22	3,847,699
2,000,000	Valero Energy Corporation		2.7000	04/15/23	2,072,343
6,000,000	Valero Energy Corporation(c)	US0003M + 1.150%	1.2689	09/15/23	6,006,865
5,600,000	Williams Companies, Inc. (The)		4.0000	11/15/21	5,606,836
4,159,000	Williams Companies, Inc. (The)		3.6000	03/15/22	4,219,186
					86,326,336
	REAL ESTATE INVESTMENT TRUSTS — 0.1%
10,393,000	American Tower Corporation		2.2500	01/15/22	10,484,547
800,000	ERP Operating, L.P.		4.6250	12/15/21	804,080
500,000	Federal Realty Investment Trust		3.9500	01/15/24	538,444
					11,827,071
	RETAIL - CONSUMER STAPLES — 1.3%
66,280,000	7-Eleven, Inc.(b),(c)	ICE LIBOR USD 3 Month + 0.450%	0.6120	08/10/22	66,296,927
19,000,000	7-Eleven, Inc. (b)		0.6250	02/10/23	19,012,903
16,700,000	Walgreens Boots Alliance, Inc.		3.3000	11/18/21	16,762,096
2,000,000	Walmart, Inc.		3.4000	06/26/23	2,112,834
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,662,000	Walmart, Inc.		3.3000	04/22/24	$ 3,923,053
					108,107,813
	SEMICONDUCTORS — 0.7%
3,300,000	Marvell Technology, Inc. (b)		4.2000	06/22/23	3,502,907
4,695,000	Microchip Technology, Inc.		4.3330	06/01/23	4,993,358
2,000,000	Microchip Technology, Inc. (b)		0.9720	02/15/24	2,004,427
25,000,000	NVIDIA Corporation		0.3090	06/15/23	24,989,635
2,292,000	QUALCOMM, Inc.		3.0000	05/20/22	2,344,201
20,345,000	Skyworks Solutions, Inc.		0.9000	06/01/23	20,427,762
					58,262,290
	SOFTWARE — 2.4%
1,500,000	Microsoft Corporation		2.4000	02/06/22	1,514,517
2,000,000	Microsoft Corporation		2.8750	02/06/24	2,119,760
35,755,000	Oracle Corporation		1.9000	09/15/21	35,801,066
86,334,000	Oracle Corporation		2.5000	05/15/22	87,510,381
44,614,000	VMware, Inc.		2.9500	08/21/22	45,701,410
19,758,000	VMware, Inc.		0.6000	08/15/23	19,794,316
					192,441,450
	SPECIALTY FINANCE — 1.5%
1,300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.6250	07/01/22	1,348,855
4,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.5000	09/15/23	4,282,324
500,000	Air Lease Corporation		3.5000	01/15/22	507,289
24,000,000	Air Lease Corporation(c)	US0003M + 0.350%	0.4840	12/15/22	24,029,327
3,070,000	Air Lease Corporation		0.7000	02/15/24	3,062,272
17,997,000	American Express Company		3.7000	11/05/21	18,104,795
20,000,000	American Express Company(c)	ICE LIBOR USD 3 Month + 0.600%	0.7764	11/05/21	20,016,000
7,870,000	American Express Company		2.7500	05/20/22	8,011,559
2,000,000	American Express Company		3.4000	02/27/23	2,092,230
600,000	Capital One Financial Corporation		3.2000	01/30/23	625,011
28,229,000	Capital One Financial Corporation(c)	ICE LIBOR USD 3 Month + 0.950%	1.0731	03/09/22	28,359,659
2,000,000	Capital One Financial Corporation		3.5000	06/15/23	2,112,977
9,184,000	Ladder Capital Finance Holdings LLP(b)		5.2500	03/15/22	9,208,246
					121,760,544
	TECHNOLOGY HARDWARE — 0.2%
1,685,000	Apple, Inc.		1.7000	09/11/22	1,714,036
4,500,000	Apple, Inc.		2.4000	05/03/23	4,668,379
1,085,000	Arrow Electronics, Inc.		3.5000	04/01/22	1,101,671
5,050,000	Hewlett Packard Enterprise Company		3.5000	10/05/21	5,064,820
					12,548,906
	TECHNOLOGY SERVICES — 0.5%
600,000	Fiserv, Inc.		3.8000	10/01/23	641,315
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,700,000	International Business Machines Corporation		2.8500	05/13/22	$ 3,776,964
26,620,000	PayPal Holdings, Inc.		2.2000	09/26/22	27,233,238
3,600,000	Square, Inc.(b)		2.7500	06/01/26	3,685,770
1,800,000	Square, Inc.(b)		3.5000	06/01/31	1,870,065
					37,207,352
	TELECOMMUNICATIONS — 1.4%
4,110,000	AT&T, Inc.		0.9000	03/25/24	4,121,663
24,826,000	Rogers Communications, Inc.(c)	US0003M + 0.600%	0.7350	03/22/22	24,895,072
9,239,000	Sprint Corporation		7.2500	09/15/21	9,311,665
30,424,000	Verizon Communications, Inc.(c)	ICE LIBOR USD 3 Month + 1.000%	1.1180	03/16/22	30,606,028
1,100,000	Verizon Communications, Inc.		4.1500	03/15/24	1,196,061
38,469,000	Verizon Communications, Inc.		0.7500	03/22/24	38,661,045
					108,791,534
	TOBACCO & CANNABIS — 0.0%
900,000	Philip Morris International, Inc.		1.1250	05/01/23	913,415

	TRANSPORTATION & LOGISTICS — 0.2%
5,000,000	American Airlines Group, Inc.(b)		5.0000	06/01/22	4,993,750
750,000	Delta Air Lines, Inc.		3.6250	03/15/22	755,751
843,000	Ryder System, Inc.		2.8000	03/01/22	853,600
6,500,000	Ryder System, Inc.		3.8750	12/01/23	6,987,677
544,000	Union Pacific Corporation		4.1630	07/15/22	559,013
					14,149,791
	TOTAL CORPORATE BONDS (Cost $3,892,858,409)				3,896,314,500

Principal Amount ($)
	MUNICIPAL BONDS — 0.4%
	California — 0.4%
11,435,000	Los Angeles Community College District/CA		0.2760	08/01/21	11,435,000
11,425,000	Los Angeles Community College District/CA		0.3260	08/01/22	11,445,563
1,250,000	San Francisco Community College District		3.0000	06/15/22	1,279,531
5,000,000	State of California		5.0000	09/01/23	5,493,053
					29,653,147

	New Jersey — 0.0%
961,125	County of Camden NJ		1.5000	10/19/21	963,993

	TOTAL MUNICIPAL BONDS (Cost $30,570,236)				30,617,140

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.3%
	U.S. TREASURY NOTES — 0.3%
20,000,000	United States Treasury Note		0.2500	08/31/25	$ 19,744,531

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,978,812)				19,744,531

	CERTIFICATE OF DEPOSIT — 2.1%
	BANKING - 2.1%
20,000,000	Canadian Imperial Bank of Commerce(c)	BSBY1M+ 0.100%	0.1710	01/24/22	20,000,000
50,000,000	Royal Bank of Canada, New York(c)	US0003M + 0.090%	0.2210	12/07/21	50,017,177
50,000,000	Royal Bank of Canada, New York(c)	US0003M + 0.090%	0.2180	12/10/21	50,017,422
10,000,000	Toronto-Dominion Bank, New York(c)	SOFRRATE + 0.200%	0.2320	02/16/22	10,005,517
10,000,000	Toronto-Dominion Bank, New York(c)	BSBY3M+ 0.050%	0.1360	12/09/21	9,998,000
25,000,000	Toronto-Dominion Bank, New York(b),(c)	US0003M + 0.090%	0.2180	12/03/21	25,008,312
					165,046,428

	TOTAL CERTIFICATE OF DEPOSIT (Cost $165,000,000)				165,046,428

	COMMERCIAL PAPER — 4.8%
	COMMERCIAL PAPER - 4.8%
50,000,000	American Honda Finance Corporation		0.0000	09/07/21	49,990,466
23,000,000	American Honda Finance Corporation		0.0000	09/21/21	22,993,533
15,000,000	American Honda Financial Corporation		0.0000	10/13/21	14,993,750
49,000,000	AT&T, Inc.		0.0000	12/14/21	48,968,113
25,000,000	FMC Corporation		0.0000	08/24/21	24,995,208
25,000,000	FMC Corporation		0.0000	08/12/21	24,997,708
23,500,000	FMC Corporation		0.0000	08/16/21	23,497,063
22,500,000	Hilltop Securities, Inc.		0.0000	10/06/21	22,463,865
25,000,000	Hilltop Securities, Inc.		0.0000	08/04/21	24,997,125
24,000,000	Hilltop Securities, Inc.		0.0000	09/29/21	23,946,507
35,000,000	Jabil, Inc.		0.0000	08/20/21	34,991,318
25,000,000	Shell Intl Finance BV(b)		0.0000	10/01/21	24,995,144
41,830,000	Walgreens Boots Alliance		0.0000	08/06/21	41,829,129
					383,658,929

	TOTAL COMMERCIAL PAPER (Cost $383,615,067)				383,658,929

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 12.5%
	MONEY MARKET FUNDS - 12.5%
104,233,454	Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(d)				$ 104,233,454
574,687,656	JPMorgan Prime Money Market Fund, Capital Class, 0.07%(d)				574,975,000
169,800,548	Morgan Stanley Institutional Liquidity Funds – Prime Portfolio, Institutional Class, 0.06%(d)				169,817,528
154,309,182	Western Asset Institutional Liquid Reserves, Institutional Class, 0.02%(d)				154,324,613
	TOTAL MONEY MARKET FUNDS (Cost $1,003,386,890)				1,003,350,595

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,003,386,890)				1,003,350,595
Contracts(g)
	EQUITY OPTIONS PURCHASED(a) - 0.0%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%
19,000	iShares iBoxx High Yield Corporate Bond ETF	08/20/2021	$ 95	$ 180,500,000	$ 19,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $23,160)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $23,160)				19,000

Contracts(g)
	FUTURE OPTIONS PURCHASED(a) - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
5,364	S&P 500 E-Mini Option	09/17/2021	$ 3,700	$ 992,340,000	$ 2,950,200
2,500	S&P 500 E-Mini Option	09/17/2021	4,000	500,000,000	3,275,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $14,361,365)				6,225,200

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $14,361,365)				6,225,200

1,723,605,815

COLLATERAL FOR SECURITIES LOANED — 21.5%

Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% (b)(d)

TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,723,605,815)

					$ 1,723,605,815
	TOTAL INVESTMENTS – 116.4% (Cost $9,294,816,199)				$ 9,333,900,905
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $14,733,573)				(14,419,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (16.2)%				(1,299,313,332)
	NET ASSETS - 100.0%				$ 8,020,168,573

Contracts(g)
	WRITTEN EQUITY OPTIONS(a) - (0.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.2)%
(5,000)	iShares iBoxx High Yield Corporate Bond ETF	08/20/2021	$ 87	$ (43,500,000)	$ 150,000
(19,000)	iShares iBoxx High Yield Corporate Bond ETF	08/20/2021	95	(180,500,000)	14,269,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $14,733,573)				14,419,000

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $14,733,573)				$ 14,419,000

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Expiration	Notional Amount	Unrealized Appreciation
1,886	CBOT 5 Year US Treasury Note		09/30/2021	$ 234,703,270	$ 1,239,568
2,683	CME E-Mini Standard & Poor's 500 Index Future		09/17/2021	588,851,425	19,725,400
	TOTAL FUTURES CONTRACTS				$ 20,964,968

DAC	- Designated Activity Company
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate

BSBY1M	BSBY1M
BSBY3M	BSBY3M
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR USD 1 Month	ICE LIBOR USD 1 Month
ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month
SOFRRATE	United States SOFR Secured Overnight Financing Rate
United States SOFR Secured Overnight Financing Rate	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the total market value of 144A securities is $902,924,624 or 11.3% of net assets.
(c)	Variable rate security. Interest rate is as of July 31, 2021.
(d) (e) (f) (g) (h)

Rate disclosed is the seven-day effective yield as of July 31, 2021.

All or a portion of the security is on loan. Total loaned securities had a value of $1,730,172,379 at July 31, 2021.

Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $42,425,526.

Each option contract allows the Fund to purchase or sell 1 underlying futures contract or 100 shares of the underlying security .

Affiliated Security.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPENCREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2021	Fair Value	Upfront Premiums Received	Unrealized Appreciation

CDX North American High Yield Series 35	GS	12/20/2025	5.00%	$ 356,800,000	$ 34,574,079	$ 27,969,437	$ 6,604,642
CDX North American High Yield Series 36	GS	6/20/2026	5.00%	2,908,100,000	283,997,613	259,973,992	24,023,621
CDX North American High Yield Series 36	MS	6/20/2026	5.00%	114,400,000	11,172,012	9,043,908	2,128,104

TOTAL OPEN CREDIT DEFAULT SWAP					$329,743,704	$ 296,987,337	$ 32,756,367

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 74.7%
	AUTOMOTIVE — 6.9%
1,526,000	Daimler Finance North America, LLC(a)		3.4000	02/22/22	$ 1,552,131
2,000,000	General Motors Financial Company, Inc.(b)	US0003M + 1.310%	1.4573	06/30/22	2,018,562
					3,570,693
	BANKING — 11.6%
2,000,000	Bank of America Corporation(b)	US0003M + 1.021%	2.8810	04/24/23	2,036,603
2,000,000	JPMorgan Chase & Company(b)	US0003M + 1.230%	1.3550	10/24/23	2,027,680
2,000,000	Standard Chartered plc(a),(b)	US0003M + 1.200%	1.3280	09/10/22	2,002,152
					6,066,435
	BEVERAGES — 3.9%
2,000,000	Molson Coors Beverage Company		3.5000	05/01/22	2,047,617

	CABLE & SATELLITE — 3.1%
600,000	Comcast Corporation(b)	US0003M + 0.440%	0.5849	10/01/21	600,457
1,000,000	Sirius XM Radio, Inc.(a)		3.8750	08/01/22	1,000,000
					1,600,457
	COMMERCIAL SUPPORT SERVICES — 2.0%
1,000,000	APX Group, Inc.		7.6250	09/01/23	1,026,735

	ELECTRIC UTILITIES — 10.0%
1,370,000	Duke Energy Corporation(b)	US0003M + 0.650%	0.7750	03/11/22	1,374,929
1,790,000	Duke Energy Florida, LLC(b)	ICE LIBOR USD 3 Month + 0.250%	0.3909	11/26/21	1,791,123
2,000,000	NextEra Energy Capital Holdings, Inc.		2.4030	09/01/21	2,003,422
					5,169,474
	FOOD — 2.0%
1,000,000	Kraft Heinz Foods Company		3.5000	06/06/22	1,024,933

	HEALTH CARE FACILITIES & SERVICES — 7.8%
2,000,000	Cardinal Health, Inc.(b)	US0003M + 0.770%	0.8889	06/15/22	2,012,152
2,000,000	CIGNA CORP ADJ% 07/15/2023(b)	ICE LIBOR USD 3 Month + 0.890%	1.0161	07/15/23	2,026,294
					4,038,446
	INSTITUTIONAL FINANCIAL SERVICES — 4.4%
2,249,000	Goldman Sachs Group, Inc.(b)	US0003M + 1.000%	1.1252	07/24/23	2,265,542

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	LEISURE FACILITIES & SERVICES — 3.9%
2,000,000	McDonald's Corporation		2.6250	01/15/22	$ 2,021,898

	OIL & GAS PRODUCERS — 3.9%
2,000,000	Valero Energy Corporation(b)	US0003M + 1.150%	1.2689	09/15/23	2,002,288

	RETAIL - CONSUMER STAPLES — 3.9%
2,000,000	7-Eleven, Inc.(a),(b)	ICE LIBOR USD 3 Month + 0.450%	0.6120	08/10/22	2,000,511

	SOFTWARE — 3.9%
2,000,000	Oracle Corporation		2.5000	05/15/22	2,027,252

	SPECIALTY FINANCE — 1.9%
1,000,000	Ladder Capital Finance Holdings LLP(a)		5.2500	03/15/22	1,002,640

	TECHNOLOGY HARDWARE — 5.5%
781,000	Apple, Inc.(b)	US0003M + 0.350%	0.5099	05/11/22	783,541
2,000,000	Telefonaktiebolaget LM Ericsson		4.1250	05/15/22	2,058,850
					2,842,391
	TOTAL CORPORATE BONDS (Cost $38,701,302)				38,707,312

Principal Amount ($)
	COMMERCIAL PAPER — 6.8%
	COMMERCIAL PAPER - 6.8%
2,000,000	American Honda Finance Corporation		0.0000	09/21/21	1,999,437
1,000,000	Hilltop Securities, Inc.		0.0000	10/06/21	998,394
500,000	Hilltop Securities, Inc.		0.0000	09/29/21	498,886
					3,496,717

	TOTAL COMMERCIAL PAPER (Cost $3,496,881)				3,496,717

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 6.9%
	MONEY MARKET FUNDS - 6.9%
3,593,145	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(c) (Cost $3,593,145)				$ 3,593,145

	TOTAL INVESTMENTS - 88.4% (Cost $45,791,328)				$ 45,797,174
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.6%				5,989,790
	NET ASSETS - 100.0%				$ 51,786,964

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Expiration	Notional Amount	Unrealized Appreciation
236	CME E-Mini Standard & Poor's 500 Index Future		09/17/2021	$ 51,796,100	$ 1,834,900
	TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company
PLC	- Public Limited Company

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the total market value of 144A securities is $7,557,434 or 14.6% of net assets.
(b)	Variable rate security. Interest rate is as of July 31, 2021.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2021.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 90.2%
	AEROSPACE & DEFENSE — 3.8%
2,000,000	Boeing Company		1.1670	02/04/23	$ 2,006,871

	ASSET MANAGEMENT — 1.0%
500,000	FS KKR Capital Corporation		4.7500	05/15/22	513,320

	AUTOMOTIVE — 19.6%
1,000,000	Daimler Finance North America, LLC(a),(b)	ICE LIBOR USD 3 Month + 0.900%	1.0560	02/15/22	1,004,664
1,500,000	Ford Motor Credit Company, LLC(b)	ICE LIBOR USD 3 Month + 3.140%	3.2780	01/07/22	1,512,403
1,000,000	Ford Motor Credit Company, LLC		5.5960	01/07/22	1,017,725
1,000,000	General Motors Company(b)	ICE LIBOR USD 3 Month + 0.900%	1.0280	09/10/21	1,000,665
1,500,000	General Motors Financial Company, Inc.(b)	US0003M + 1.310%	1.4570	06/30/22	1,513,922
200,000	Harley-Davidson Financial Services, Inc.(a)		4.0500	02/04/22	203,704
1,000,000	Hyundai Capital America(a)		3.1000	04/05/22	1,018,782
600,000	Hyundai Capital America(a)		3.9500	02/01/22	610,281
1,500,000	Nissan Motor Acceptance Corporation(a)		1.9000	09/14/21	1,502,957
1,000,000	Nissan Motor Acceptance Corporation(a)		3.6500	09/21/21	1,004,032
					10,389,135
	BANKING — 9.7%
1,000,000	Bank of America Corporation(b)	US0003M + 1.160%	3.1240	01/20/23	1,012,759
931,000	Barclays plc		3.2000	08/10/21	931,533
1,250,000	Barclays plc(b)	US0003M + 1.400%	4.6100	02/15/23	1,277,898
1,000,000	Deutsche Bank A.G.		4.2500	10/14/21	1,007,617
1,000,000	Deutsche Bank A.G.(b)	US0003M + 1.190%	1.3460	11/16/22	1,007,484
					5,237,291
	CABLE & SATELLITE — 0.4%
200,000	Sirius XM Radio, Inc.(a)		3.8750	08/01/22	200,000

	CONTAINERS & PACKAGING — 0.5%
250,000	Ball Corporation		5.0000	03/15/22	256,461

	E-COMMERCE DISCRETIONARY — 7.1%
750,000	Alibaba Group Holding Ltd.		3.1250	11/28/21	753,075
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,000,000	eBay, Inc.(b)	US0003M + 0.870%	1.0550	01/30/23	$ 3,031,796
					3,784,871
	ELECTRIC UTILITIES — 4.5%
1,000,000	NextEra Energy Capital Holdings, Inc.(b)	ICE LIBOR USD 3 Month + 0.550%	0.6850	08/28/21	1,000,377
1,000,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 0.270%	0.4200	02/22/23	1,000,141
400,000	Southern California Edison Company(b)	ICE LIBOR USD 3 Month + 0.270%	0.3980	12/03/21	400,130
					2,400,648
	FOOD — 9.6%
1,500,000	Kraft Heinz Foods Company B		3.5000	06/06/22	1,537,400
3,550,000	Smithfield Foods, Inc.(a)		3.3500	02/01/22	3,588,251
					5,125,651
	HEALTH CARE FACILITIES & SERVICES — 1.3%
686,000	Cardinal Health, Inc.		2.6160	06/15/22	698,394

	INSURANCE — 1.0%
500,000	Enstar Group Ltd.		4.5000	03/10/22	509,796

	INTERNET MEDIA & SERVICES — 1.0%
500,000	Netflix, Inc.		5.5000	02/15/22	513,750

	LEISURE FACILITIES & SERVICES — 7.9%
896,000	Hyatt Hotels Corporation		5.3750	08/15/21	897,330
1,300,000	Hyatt Hotels Corporation(b)	US0003M + 3.000%	3.1350	09/01/22	1,302,785
1,000,000	Marriott International, Inc.		3.1250	10/15/21	1,000,506
1,000,000	Marriott International, Inc.		2.3000	01/15/22	1,006,455
					4,207,076
	OIL & GAS PRODUCERS — 0.9%
500,000	Pioneer Natural Resources Company		0.5500	05/15/23	500,756

	RETAIL - CONSUMER STAPLES — 4.7%
1,500,000	7-Eleven, Inc.(a),(b)	ICE LIBOR USD 3 Month + 0.450%	0.6120	08/10/22	1,500,383
1,000,000	7-Eleven, Inc.(a)		0.6250	02/10/23	1,000,679
					2,501,062
	SEMICONDUCTORS — 1.9%
1,000,000	Skyworks Solutions, Inc.		0.9000	06/01/23	1,004,068

	SPECIALTY FINANCE — 3.5%
1,000,000	Air Lease Corporation(b)	US0003M + 0.350%	0.4840	12/15/22	1,001,222
Principal Amount ($)			Spread	Coupon Rate (%)	Fair Value
850,000	Ladder Capital Finance Holdings LLP(a)		5.2500	03/15/22	$ 852,244
					1,853,466
	TECHNOLOGY HARDWARE — 3.7%
1,923,000	Telefonaktiebolaget LM Ericsson		4.1250	05/15/22	1,979,584

	TELECOMMUNICATIONS — 6.7%
1,000,000	Rogers Communications, Inc.(b)	US0003M + 0.600%	0.7350	03/22/22	1,002,782
500,000	Sprint Communications, Inc.		11.5000	11/15/21	515,720
2,000,000	Sprint Corporation		7.2500	09/15/21	2,015,730
93,750	Sprint Spectrum Company, LLC(a)		3.3600	09/20/21	94,137
					3,628,369
	TRANSPORTATION & LOGISTICS — 1.4%
500,000	American Airlines Group, Inc.(a)		5.0000	06/01/22	499,375
250,000	Delta Air Lines, Inc.		3.6250	03/15/22	251,917
					751,292
	TOTAL CORPORATE BONDS (Cost $48,018,877)				48,061,861

	COMMERCIAL PAPER — 8.4%
	COMMERCIAL PAPER - 8.4%
1,000,000	AT&T, Inc.		0.0000	12/14/21	999,349
1,500,000	FMC Corporation		0.0000	08/16/21	1,499,813
1,500,000	Hilltop Securities, Inc.		0.0000	10/06/21	1,497,591
500,000	Hilltop Securities, Inc.		0.0000	09/29/21	498,886
					4,495,638

	TOTAL COMMERCIAL PAPER (Cost $4,494,998)				4,495,638

Shares
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
351,524	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(c) (Cost $351,524)				351,524

	TOTAL INVESTMENTS - 99.3% (Cost $52,865,399)				$ 52,909,023
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%				371,416
	NET ASSETS - 100.0%				$ 53,280,439
LIBOR - London Interbank Offered Rate

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the total market value of 144A securities is $13,079,489 or 24.5% of net assets.
(b)	Variable rate security. Interest rate is as of July 31, 2021.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2021.